ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
22.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The movement of accumulated other comprehensive loss is as follows:

	Foreign currency
	translation
in millions of $	adjustments	Pension adjustments	Total

Balance as of December 31, 2013	4.1	-	4.1
Other comprehensive loss	(40.6)	-	(40.6)

Balance as of December 31, 2014	(36.5)	-	(36.5)
Other comprehensive loss	(34.6)	-	(34.6)

Balance as of December 31, 2015	(71.1)	-	(71.1)
Other comprehensive loss	(59.8)	(0.3)	(60.1)

Balance as of December 31, 2016	(130.9)	(0.3)	(131.2)